Supplemental Financial Statement Information	12 Months Ended
Dec. 31, 2016
Supplemental Financial Statement Information [Abstract]
SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION
16.	SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION:

Following are the financial statements of Ultra Petroleum Corp. (the “Parent Company”), which are included to provide additional information with respect to the Parent Company’s results of operations, financial position and cash flows on a stand-alone basis:

CONDENSED STATEMENT OF OPERATIONS

	Year Ended December 31,
	2016	2015	2014
General and administrative expense	$650	$308	$261
Other income (expense):
Interest expense (excludes contractual interest expense of $52.4 million for the year ended December 31, 2016)	(26,590)	(81,069)	(42,996)
Income (loss) from unconsolidated affiliates	157,450	(3,152,078)	558,634
Guarantee fee income	6,073	23,029	23,045
Other expense	(64,888)	(1,684)	(1,324)
Reorganization items, net	(15,827)	—	—
Income (loss) before income taxes	55,568	(3,212,110)	537,098
Income tax benefit	(583)	(4,890)	(5,753)
Net income (loss)	$56,151	$(3,207,220)	$542,851

CONDENSED BALANCE SHEET

	December 31, 2016	December 31, 2015
ASSETS
Current Assets:
Cash and cash equivalents	$3,009	$523
Accounts receivable from related companies	29,939	64,542
Other current assets	2,100	5,150
Total current assets	35,048	70,215
Other non-current assets	—	24,197
Total assets	$35,048	$94,412
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt	$—	$1,283,232
Interest payable	—	14,166
Accrued and other current liabilities	47	—
Total current liabilities	47	1,297,398
Advances from unconsolidated affiliates	1,623,414	1,788,951
Total liabilities not subject to compromise	1,623,461	3,086,349
Liabilities subject to compromise	1,339,739	—
Total shareholders’ deficit	(2,928,152)	(2,991,937)
Total liabilities and shareholders’ equity	$35,048	$94,412

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
	2016	2015	2014
Net cash (used in) operating activities	$(21,309)	$(101,277)	$(35,818)
Investing Activities:
Investment in subsidiaries	—	—	(850,000)
Dividends received	24,089	96,297	52,741
Net cash provided by (used in) investing activities	24,089	96,297	(797,259)
Financing activities:
Proceeds from issuance of Senior Notes	—	—	850,000
Deferred financing costs	—	6	(13,245)
Repurchased shares/net share settlements	43	—	(6,471)
Shares re-issued from treasury	(337)	4,725	2,936
Net cash (used in) provided by financing activities	(294)	4,731	833,220
Increase (decrease) in cash during the period	2,486	(249)	143
Cash and cash equivalents, beginning of period	523	772	629
Cash and cash equivalents, end of period	$3,009	$523	$772